MINERAL PROPERTIES, PLANT AND EQUIPMENT - Impairment assessment of Brucejack Mine (Details) - Brucejack Mine	Mar. 31, 2019 USD ($) $ / oz
Impairment assesment
Carrying amount of the cash-generating unit | $	$ 1,299,017
Gold price per ounce | $ / oz	1,300
Silver price per ounce | $ / oz	15.20
Foreign exchange rate	0.775
Discount rate (as a percent)	6.00%
Impairment loss | $	$ 0